Wells, pipelines, properties, plant and equipment, net - Summary of Impairment in Cash Generating Units (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		$ 67,382,996		$ 107,773,089		$ 142,714,331
Impairment		(103,736,696)		(139,056,243)		(121,295,334)
Net (impairment) reversal of impairment		(36,353,700)		(31,283,154)		21,418,997
Pemex industrial transformation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				43,519,422		14,448,080
Impairment		(71,761,571)		(1,275,480)		(13,788,470)
Net (impairment) reversal of impairment	$ 71,761,571	197,332,486	$ 42,243,942	144,971,590	$ 659,610	124,787,942
Pemex industrial transformation [member] | Salina Cruz Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				13,535,526
Impairment						(7,955,528)
Net (impairment) reversal of impairment		30,422,588				9,428,152
Pemex industrial transformation [member] | Minatitln Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				9,391,433		14,448,080
Impairment		37,432,703
Net (impairment) reversal of impairment		18,819,247		61,673,158		54,846,565
Pemex industrial transformation [member] | Madero Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				7,721,233
Impairment		(18,412,687)				(733,307)
Net (impairment) reversal of impairment		6,799,072		27,840,687		21,083,328
Pemex industrial transformation [member] | Morelos Petrochemical complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				7,547,233
Impairment		(2,048,039)
Pemex industrial transformation [member] | Cangrejera Petrochemical Center [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				3,143,924
Impairment		(1,484,489)
Pemex industrial transformation [member] | Pajaritos Petrochemical Complex [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment				(1,275,480)
Pemex industrial transformation [member] | Tula Refinery [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				2,180,073
Impairment		(2,820,750)				(5,099,635)
Net (impairment) reversal of impairment		34,829,922		40,450,717		39,429,897
Pemex industrial transformation [member] | Salamanca Refinery [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(5,386,525)
Net (impairment) reversal of impairment		44,777,784
Pemex industrial transformation [member] | Casereita Refinery [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(2,083,755)
Pemex industrial transformation [member] | New Pemex Gas Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(1,080,831)
Pemex industrial transformation [member] | Morelos Ethylene Processor Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(302,665)
Pemex industrial transformation [member] | Ciudad Pemex Gas Processing Complex [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment		(709,127)
Pemex Logistics [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		426,560		34,119,240		(40,288,388)
Impairment						(40,288,338)
Pemex Logistics [member] | Vessel [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		303,516
Pemex Logistics [member] | Land transport (white pipelines) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment		$ 123,044
Pemex Logistics [member] | Pipelines [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment				$ 34,119,240
Impairment						$ (40,288,338)